Commitments and Contingencies	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies

NOTE 15	Commitments and Contingencies

LEASE COMMITMENTS:    TSYS is obligated under noncancelable operating leases for computer equipment and facilities.

The future minimum lease payments under noncancelable operating leases with remaining terms greater than one year for the next five years and thereafter and in the aggregate as of December 31, 2013, are as follows:

(in thousands)
2014	$123,807
2015	121,904
2016	111,455
2017	43,517
2018	23,210
Thereafter	42,208

Total future minimum lease payments	$466,101

The majority of computer equipment lease commitments come with a renewal option or an option to terminate the lease. These lease commitments may be replaced with new leases which allow the Company to continually update its computer equipment. Total rental expense under all operating leases in 2013, 2012 and 2011 was $95.7 million, $99.0 million and $97.5 million, respectively.

CONTRACTUAL COMMITMENTS:    In the normal course of its business, the Company maintains long-term processing contracts with its clients. These processing contracts contain commitments, including, but not limited to, minimum standards and time frames against which the Company’s performance is measured. In the event the Company does not meet its contractual commitments with its clients, the Company may incur penalties and certain clients may have the right to terminate their contracts with the Company. The Company does not believe that it will fail to meet its contractual commitments to an extent that will result in a material adverse effect on its financial position, results of operations or cash flows.

CONTINGENCIES:

Legal Proceedings — General

The Company is subject to various legal proceedings and claims and is also subject to information requests, inquiries and investigations arising out of the ordinary conduct of its business. The Company establishes reserves for litigation and similar matters when those matters present loss contingencies that TSYS determines to be both probable and reasonably estimable in accordance with ASC 450, “Contingencies.” In the opinion of management, based on current knowledge and in part upon the advice of legal counsel, all matters not specifically discussed below are believed to be adequately covered by insurance, or, if not covered, the possibility of losses from such matters are believed to be remote or such matters are of such kind or involve such amounts that would not have a material adverse effect on the financial position, results of operations or cash flows of the Company if disposed of unfavorably.

Settlement of Certain Litigation

As previously disclosed, a putative class action entitled Koehler v. NetSpend Holdings, Inc. et. al. (the “Koehler action”) was filed in the Court of Chancery of the State of Delaware on March 1, 2013 and a putative class action entitled Bushansky v. NetSpend Holdings, Inc. et al. (together with the Koehler action, the “Actions”) was filed in the District Court of Travis County, Texas on February 25, 2013, each in connection with TSYS’ proposed merger with NetSpend pursuant to the Merger Agreement. On May 21, 2013, the Delaware Chancery Court issued a memorandum opinion in the Koehler action denying the plaintiff’s motion for a preliminary injunction, which sought to enjoin a shareholder vote on the proposed merger.

While TSYS and the other defendants believed that each of the Actions was without merit, in an effort to minimize the cost and expense of any litigation relating to such Actions, on May 29, 2013, the defendants reached an agreement in principle with the plaintiffs regarding settlement of the Actions. In connection with the settlement contemplated by that agreement in principle, and, later, a Settlement Agreement, dated as of September 20, 2013 (the “Settlement Agreement”), the Actions and all claims asserted therein would be dismissed. In addition, pursuant to the terms of the Settlement Agreement, TSYS and/or NetSpend, where applicable, agreed (a) to make certain amendments to the Merger Agreement; (b) that, consistent with the terms of the Merger Agreement, prior to the receipt of approval of the NetSpend stockholders, NetSpend could furnish information to, and engage in discussions and negotiations with, third parties who make unsolicited bona fide acquisition proposals if certain conditions were met; (c) that the special meeting of NetSpend stockholders that was scheduled to be held on May 31, 2013 would be adjourned to June 18, 2013; (d) that NetSpend would not take certain positions with respect to any appraisal proceeding perfected under Delaware law; (e) that certain information would be provided to counsel for the plaintiffs in the Actions in connection with any perfected appraisal proceeding; and (f) without admitting that any of the claims in the Actions have merit or that any supplemental disclosure was required under any applicable statute, rule, regulation or law, that they would acknowledge that the filing and prosecution of the Actions were the cause, in whole or in part, of certain supplemental disclosures made in connection with the proposed merger.

The Settlement Agreement was submitted to the Court of Chancery on October 4, 2013, and on December 18, 2013, after considering the terms of the settlement, the Delaware Chancery Court entered an order approving the proposed settlement and dismissing the Actions with prejudice. Under the terms of the Settlement Agreement, the settlement became final upon the expiration of the time for any appeal of the court’s December 18, 2013 order, or thirty days following December 18, 2013.

GUARANTEES AND INDEMNIFICATIONS:    The Company has entered into processing and licensing agreements with its clients that include intellectual property indemnification clauses. Under these clauses, the Company generally agrees to indemnify its clients, subject to certain exceptions, against legal claims that TSYS’ services or systems infringe on certain third party patents, copyrights or other proprietary rights. In the event of such a claim, the Company is generally obligated to hold the client harmless and pay for related losses, liabilities, costs and expenses, including, without limitation, court costs and reasonable attorney’s fees. The Company has not made any indemnification payments pursuant to these indemnification clauses.

A portion of the Company’s business is conducted through distributors that provide load and reload services to cardholders at their locations. Members of the Company’s distribution and reload network collect cardholder funds and remit them by electronic transfer to the Issuing Banks for deposit in the cardholder accounts. The Company’s Issuing Banks typically receive cardholders’ funds no earlier than three business days after they are collected by the distributor. If any distributor fails to remit cardholders’ funds to the Company’s Issuing Banks, the Company typically reimburses the Issuing Banks for the shortfall created thereby. The Company manages the risk associated with this process through a formalized set of credit standards, volume limits and deposit requirements for certain distributors and by typically maintaining the right to offset any settlement shortfall against the commissions payable to the relevant distributor. To date, the Company has not experienced any significant losses associated with settlement failures and the Company had not recorded a settlement guarantee liability as of December 31, 2013. As of December 31, 2013, the Company’s estimated gross settlement exposure was $8.8 million.

GPR cardholders can incur charges in excess of the funds available in their accounts and are liable for the resulting overdrawn account balance. Although the Company generally declines authorization attempts for amounts that exceed the available balance in a cardholder’s account, the application of the Networks’ rules and regulations, the timing of the settlement of transactions and the assessment of subscription, maintenance or other fees can, among other things, result in overdrawn card accounts. The Company also provides, as a courtesy and in its discretion, certain cardholders with a “cushion” that allows them to overdraw their card accounts by up to $10. In addition, eligible cardholders may enroll in the Issuing Banks’ overdraft protection programs and fund transactions that exceed the available balance in their accounts. The Company generally provides the funds used as part of these overdraft programs (MetaBank will advance the first $1.0 million on behalf of its cardholders) and is responsible to the Issuing Banks for any losses associated with any overdrawn account balances. As of December 31, 2013, cardholders’ overdrawn account balances totaled $13.8 million. As of December 31, 2013, the Company’s reserves for the losses it estimates will arise from processing customer transactions, debit card overdrafts, chargebacks for unauthorized card use and merchant-related chargebacks due to non-delivery of goods or services was $5.8 million.

The Company has not recorded a liability for guarantees or indemnities in the accompanying consolidated balance sheet since the maximum amount of potential future payments under such guarantees and indemnities is not determinable.

PRIVATE EQUITY INVESTMENTS:    On May 31, 2011, the Company entered into a limited partnership agreement in connection with its agreement to invest in an Atlanta, Georgia-based venture capital fund focused exclusively on investing in technology-enabled financial services companies. Pursuant to the limited partnership agreement, the Company has committed to invest up to $20 million in the fund so long as its ownership interest in the fund does not exceed 50%. As of December 31, 2013, the Company had made investments in the fund of $6.0 million and recognized a cumulative gain of $1.8 million due to an increase in fair value.